Intangible Assets Including Goodwill	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Intangible Assets Including Goodwill
9.	Intangible Assets including Goodwill
Reconciliation of intangible assets including goodwill for the fiscal years ended March 31, 2019 and 2020, is as follows:

	JPY (millions)
Carrying amount	Goodwill	Software for sale	Software for internal use	Customer relationship	Acquired capitalized development costs	Other	Total
As of April 1, 2018	103,967	24,176	57,613	24,557	29,806	20,096	260,215
Acquisitions	—	7,252	8,293	—	—	2,564	18,109
Acquisitions through business combinations	89,267	24,154	1,121	48,424	—	71	163,037
Reclassifications	—	15,948	9,352	—	—	3,552	28,852
Amortization	—	(20,787)	(22,211)	(3,841)	(4,078)	(3,342)	(54,259)
Impairment losses	(2,941)	—	(709)	—	—	(971)	(4,621)
Disposals	—	(886)	(1,053)	—	—	(731)	(2,670)
Foreign currency translation adjustments	(2,110)	(299)	(12)	(357)	(337)	(429)	(3,544)
Other	—	722	963	—	—	(40)	1,645

As of March 31, 2019	188,183	50,280	53,357	68,783	25,391	20,770	406,764

Acquisitions	—	9,244	13,057	—	—	1,010	23,311
Acquisitions through business combinations	5,788	—	—	—	881	—	6,669
Reclassifications	—	13,670	12,931	—	—	1,608	28,209
Amortization	—	(24,250)	(23,198)	(11,899)	(4,116)	(2,171)	(65,634)
Impairment losses	(611)	(87)	(1,773)	—	—	(94)	(2,565)
Disposals	—	(264)	(542)	—	—	(109)	(915)
Foreign currency translation adjustments	(10,340)	(775)	(165)	(2,447)	(1,047)	(466)	(15,240)
Other	(686)	358	1,308	—	—	(152)	828

As of March 31, 2020	182,334	48,176	54,975	54,437	21,109	20,396	381,427

	JPY (millions)
Cost	Goodwill	Software for sale	Software for internal use	Customer relationship	Acquired capitalized development costs	Other	Total
As of April 1, 2018	112,287	106,862	141,193	36,089	34,957	35,252	466,640
As of March 31, 2019	199,444	132,119	133,575	84,648	34,788	37,202	621,776
As of March 31, 2020	194,206	136,813	134,887	81,701	34,205	35,792	617,604

	JPY (millions)
Accumulated amortization and accumulated impairment losses	Goodwill	Software for sale	Software for internal use	Customer relationship	Acquired capitalized development costs	Other	Total
As of April 1, 2018	8,320	82,686	83,580	11,532	5,151	15,156	206,425
As of March 31, 2019	11,261	81,839	80,218	15,865	9,397	16,432	215,012
As of March 31, 2020	11,872	88,637	79,912	27,264	13,096	15,396	236,177
The “Reclassifications” in the table above for the fiscal years ended March 31, 2019 and 2020, includes the transfer from inventories under current assets.
Internally generated intangible assets mainly consist of software for sale and software for internal use.

Amortization is recognized either as selling, general and administrative expenses or as cost of sales when the amortization expenses have been allocated to the cost of inventories and those inventories are sold. The NEC Group does not have capitalized research and development costs. Research and development costs recognized as expenses during the fiscal years ended March 31, 2018, 2019, and 2020, are 108,093 million JPY, 108,141 million JPY and 109,787 million JPY, respectively.
The Company acquired KMD on February 21, 2019, and recognized goodwill and intangible assets in the total amount of 161,595 million JPY. This amount is mainly included in “Goodwill,” “Software for sale,” and “Customer relationship” presented above as acquisitions through business combinations.
The carrying amounts of goodwill allocated to each operating segment as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Public Infrastructure	6,171	6,150
Enterprise	3,516	3,493
Network Services	551	551
System Platform	2,720	2,720
Global	147,426	137,921
Others	27,799	31,499

Total	188,183	182,334

The CGUs to which significant amounts of goodwill are allocated as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
CGUs	2019	2020
KMD	86,940	82,387
NPS	41,475	39,051
Others	59,768	60,896

Total	188,183	182,334

The NEC Group recognized impairment losses due to the lower profitability than initially expected for certain of its goodwill and intangible assets. Impairment losses are included in other operating expenses in the consolidated statements of profit or loss. The aggregate amount of impairment losses is disclosed in Note 10. “Impairment Losses of
Non-Financial
Assets.” NPS and KMD were both newly acquired in recent years, and based on its assessment of their profitability compared with the initially developed business plans, management considers there is no significant impairment risk associated with goodwill allocated to NPS and KMD.
During the fiscal years ended March 31, 2019, the NEC Group recorded impairment losses of 2,941 million JPY due to the impairment of goodwill in the IT services business subsidiaries. The losses are allocated to the “Global” segment. The recoverable amount of the assets was calculated based on the value in use. Value in use is calculated by discounting the estimated future cash flows based on a five-year business plan and the terminal value to the present value. The growth rate used for estimating the terminal value of each CGU is determined by considering the status of the respective country and industry that the CGU belongs to, and it does not exceed the long-term average growth rate of the industry of the CGU. The growth rate used to calculate the recoverable amount was 2.0% and the discount rate used to calculate the recoverable amount was 16.0% for the years ended March 31, 2019.

The significant assumptions used to calculate the recoverable amount (value in use) for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	2018	2019	2020
Growth Rate	0.0 to 2.5%	0.0 to 2.0%	0.0 to 2.0%
Discount Rate (Pre-tax)	5.1 to 15.2%	5.3 to 16.0%	5.2 to 15.3%
The NEC Group considers, except for CGUs of which impairment losses are recognized for the fiscal years ended March 31, 2019 and 2020, that it is less likely that a significant impairment occurs even when the discount rate and growth rate, which are significant assumptions used for impairment testing of goodwill, have changed to a reasonable extent.
As a result of the assessment of the impact of uncertainties introduced by the
COVID-19
pandemic, the management of the NEC Group has determined that the impact of the
COVID-19
pandemic on the NEC Group’s long-term financial results would not be significant, given the business environment of the ICT industry in which the NEC Group operates, and accordingly there was not a material impact on the determination of the recoverable amounts at March 31, 2020.